INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

7. INCOME TAXES

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are summarized as follows:

(in thousands)	2012	2011
Deferred tax assets:
Tax discounting of claim reserves	$25,462	$26,781
Unearned premium offset	20,731	19,575
Deferred compensation	5,614	8,746
Stock option expense	4,678	3,954
NOL carryforward	3,223	5,486
Other	433	298
Deferred tax assets before allowance	60,141	64,840
Less valuation allowance	—	—
Total deferred tax assets	$60,141	$64,840
Deferred tax liabilities:
Net unrealized appreciation of securities	$77,036	$63,274
Deferred policy acquisition costs	18,320	18,236
Book/tax depreciation	1,060	2,122
Intangible assets from CBIC acquisition	4,541	4,869
Undistributed earnings of unconsolidated investee	13,812	13,016
Other	938	1,190
Total deferred tax liabilities	115,707	102,707
Net deferred tax liability	$(55,566)	$(37,867)

Income tax expense attributable to income from operations for the years ended December 31, 2012, 2011 and 2010, differed from the amounts computed by applying the U.S. federal tax rate of 35 percent to pretax income from continuing operations as demonstrated in the following table:

(in thousands)	2012	2011	2010
Provision for income taxes at the statutory federal tax rates	$49,956	$64,255	$62,883
Increase (reduction) in taxes resulting from:
Dividends received deduction	(2,630)	(1,980)	(1,628)
ESOP dividends paid deduction	(3,596)	(3,367)	(4,358)
Tax-exempt interest income	(2,995)	(2,412)	(3,221)
Other items, net	(1,349)	492	(2,206)
Total	$39,386	$56,988	$51,470

Our effective tax rates were 27.6 percent, 31.0 percent and 28.6 percent for 2012, 2011 and 2010, respectively. Effective rates are dependent upon components of pretax earnings and the related tax effects. The effective rate for 2012 was lower than 2011 due to a decrease in underwriting income along with an increase in tax-exempt income and dividends qualifying for preferential tax treatment, specifically as noted below from Maui Jim.

Dividends paid to our Employee Stock Ownership Plan (ESOP) result in a tax deduction. Special dividends paid to the company’s ESOP in 2012, 2011 and 2010 resulted in tax benefits of $2.9 million, $2.7 million and $3.6 million, respectively. These tax benefits reduced the effective tax rate for 2012, 2011 and 2010 by 2.0 percent, 1.5 percent and 2.0 percent, respectively.

Our net earnings include equity in earnings of unconsolidated investee, Maui Jim. This investee does not have a policy or pattern of paying dividends. As a result, we record a deferred tax liability on the earnings at the corporate capital gains rate of 35 percent. In the fourth quarter 2012, we received a $6.6 million dividend from Maui Jim. In accordance with GAAP guidelines on income taxes, we recognized a $1.8 million tax benefit from applying the lower tax rate applicable to affiliated dividends as compared to the corporate capital gains rate on which the deferred tax liabilities were based. This benefit is included in the Other items, net caption in the previous table. Standing alone the dividend resulted in a 1.3 percent reduction to the year to date effective tax rate. Prior to 2012, the most recent dividend from Maui Jim was the fourth quarter of 2010 ($7.9 million with a tax benefit of $2.2 million). We do not anticipate dividends in future periods as we expect to recover our investment through means other than receipt of dividends.

We have recorded our deferred tax assets and liabilities using the statutory federal tax rate of 35 percent. We believe it is more likely than not that all deferred tax assets will be recovered given the carry back availability as well as the results of future operations, which will generate sufficient taxable income to realize the deferred tax asset. In addition, we believe when these deferred items reverse in future years, our taxable income will be taxed at an effective rate of 35 percent.

In 2011, a deferred tax asset was recorded at $5.5 million for the net operating loss (NOL) carryforward stemming from the CBIC acquisition. This NOL was primarily the result of certain transaction-related items, including employee bonuses that were incurred by CBIC in conjunction with the sale. A portion of the NOL was carried back to recover taxes paid in prior periods. The remaining NOL is being carried forward to future tax years. Due to our consistent history of taxable income, we expect to recover the remaining NOL by the end of 2014.

Federal and state income taxes paid in 2012, 2011 and 2010, amounted to $25.9 million, $50.5 million and $52.0 million, respectively.